PIONEER STRATEGIC INCOME PORTFOLIO

A SERIES OF MET INVESTOR SERIES TRUST

SUPPLEMENT DATED JULY 17, 2013 TO THE

SUMMARY PROSPECTUS AND PROSPECTUS DATED APRIL 29, 2013

IMPORTANT NOTICE TO INVESTORS

On July 17, 2013, Pioneer Strategic Income Portfolio (the “Portfolio”) is expected to begin offering Class B shares, in addition to the Class A and Class E shares already offered. Accordingly, the Portfolio’s summary prospectus and prospectus are amended effective July 17, 2013 to add the following disclosure.

Pioneer Strategic Income Portfolio

The cover page of the Portfolio’s summary prospectus and prospectus are hereby revised to replace the row listing the Portfolio’s share classes with the following:

Class A, Class B and Class E Shares

The cover page of the Portfolio’s summary prospectus and prospectus are hereby revised to replace the date of the summary prospectus and prospectus with the following:

April 29, 2013, as supplemented July 17, 2013

In the section “Fees and Expenses of the Portfolio” in the Portfolio’s summary prospectus and in the Portfolio Summary section of the Portfolio’s prospectus, add Class B shares by replacing the “Annual Portfolio Operating Expenses” table, and the footnotes following the tables, with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fees	0.57%	0.57%	0.57%
Distribution and Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.06%	0.06%*	0.06%
Total Annual Portfolio Operating Expenses	0.63%	0.88%	0.78%

*	Estimated.

In the section “Example” in the Portfolio’s summary prospectus and in the Portfolio Summary section of the Portfolio’s prospectus, add Class B Shares by replacing the table with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$65	$202	$352	$788
Class B	$90	$282	$490	$1,088
Class E	$80	$250	$435	$969

In the section “Past Performance” in the Portfolio’s summary prospectus and in the Portfolio Summary section of the Portfolio’s prospectus, add Class B shares by replacing the “Average Annual Total Return as of December 31, 2012” table, and the footnotes following the tables, with the following:

	Average Annual Total Return as of December 31, 2012
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	11.62%	9.04%	9.16%	—	—
Class B*	11.37%	8.79%	8.91%	—	—
Class E	11.45%	N/A	N/A	9.12%	4-28-08
Barclays U.S. Universal Index (reflects no deduction for mutual fund fees or expenses)	5.53%	6.19%	5.59%	—	—

*	Prior to July 17, 2013, there were no Class B shares outstanding for the Portfolio. Accordingly, the performance shown for Class B shares is the performance of Class A shares adjusted to reflect the 0.25% 12b-1 fee of the Class B shares.

In the section “Investing Through a Variable Insurance Contract” in the Portfolio’s prospectus, add Class B shares by replacing the first sentence with the following:

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND THE PROSPECTUS FOR FUTURE REFERENCE.

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